Short-term Loans (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Apr. 10, 2024 USD ($)	Apr. 10, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Mar. 03, 2023 USD ($)	Mar. 03, 2023 CNY (¥)
Short-term Loans [Line Items]
Short term borrow	$ 5,263,128				$ 5,387,400
Fixed interest rate percentage						6.55%	6.55%	4.35%	4.35%
Interest expense on all short-term bank loans	$ 174,137	$ 180,772
Shanxi Hunyuan Rural Commercial Bank Co., Ltd [Member]
Short-term Loans [Line Items]
Short term borrow			$ 5.2	¥ 38,000,000		$ 5,400,000	¥ 38,000,000
Beijing REIT [Member]
Short-term Loans [Line Items]
Fixed interest rate percentage			6.55%	6.55%
IoV Technology Research [Member]
Short-term Loans [Line Items]
Short term borrow								$ 35,212	¥ 250,000